PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                        PHOENIX LIFE AND ANNUITY COMPANY


                                 CORPORATE EDGE
                               EXECUTIVE BENEFIT VUL



        SUPPLEMENT DATED AUGUST 15, 2000 TO PROSPECTUS DATED MAY 1, 2000
                       The information contained in this
                supplement updates and revises your prospectus.


--------------------------------------------------------------------------------
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond]   Phoenix-Bankers Trust Nasdaq-100 Index(R) Series


       THESE FUNDS ARE NOT YET AVAILABLE TO CALIFORNIA RESIDENTS AND ARE
                       PENDING CALIFORNIA STATE APPROVAL.



--------------------------------------------------------------------------------
THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "SUMMARY OF EXPENSES":


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

=======================================================================================================================
                                                                        OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
SERIES                                          MANAGEMENT   RULE 12b-1     BEFORE          BEFORE           AFTER
                                                   FEES         FEES     REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R)          .35%          N/A         .45%            .80%(1)         .50%(2)
Phoenix-Engemann Small & Mid-Cap Growth            .90%          N/A         .70%           1.60%(1)        1.15%(2)
=======================================================================================================================

(1) Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth, Phoenix-Bankers Trust Nasdaq-100 Index(R) and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, Phoenix-Engemann Small & Mid-Cap Growth and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
(2) Reflects the effect of any management fee waivers and reimbursement of expenses.





TF 633                                                               Page 1 of 2

--------------------------------------------------------------------------------
THE FOLLOWING SERIES ARE ADDED TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT":

     PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

--------------------------------------------------------------------------------
THE FOLLOWING ADVISORS, SUBADVISORS AND INVESTMENT OPTIONS ARE ADDED TO THE SECTION TITLED "INVESTMENT ADVISORS":



   INVESTMENT ADVISOR: PHOENIX INVESTMENT COUNSEL, INC.
   SUBADVISOR: ROGER ENGEMANN & Associates, Inc.
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series

   INVESTMENT ADVISOR: PHOENIX VARIABLE ADVISORS, INC.
   SUBADVISOR: BANKERS TRUST COMPANY
   [diamond]   Phoenix-Bankers Trust Nasdaq-100 Index(R) Series

--------------------------------------------------------------------------------

        KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




TF 633                                                               Page 2 of 2